Goodwill (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Changes in goodwill
Goodwill at the beginning of period		¥ 162,149	¥ 125,420
Additions		102,618	37,793
Impairment		0	(494)	¥ 0
Foreign currency translation adjustments		168	(570)
Goodwill at the end of period	$ 39,477	264,935	162,149	125,420
Goodwill, Impaired, Accumulated Impairment Loss
Gross goodwill		268,879	166,093
Accumulated impairment losses of goodwill		3,944	3,944
Impairment losses on goodwill		0	494	0
Core commerce
Changes in goodwill
Goodwill at the beginning of period		116,798	79,855
Additions		80,760	37,458
Foreign currency translation adjustments		157	(515)
Goodwill at the end of period		197,715	116,798	79,855
Cloud computing
Changes in goodwill
Goodwill at the beginning of period		368	368
Additions		1,118
Foreign currency translation adjustments		(25)
Goodwill at the end of period		1,461	368	368
Digital media and entertainment
Changes in goodwill
Goodwill at the beginning of period		40,307	40,521
Additions		20,165	335
Impairment			(494)
Foreign currency translation adjustments		36	(55)
Goodwill at the end of period		60,508	40,307	40,521
Goodwill, Impaired, Accumulated Impairment Loss
Impairment losses on goodwill			494
Innovation initiatives and others
Changes in goodwill
Goodwill at the beginning of period		4,676	4,676
Additions		575
Goodwill at the end of period		¥ 5,251	¥ 4,676	¥ 4,676